Disclosure of detailed information about contractual maturities of financial liabilities (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Accounts payable and accrued liabilities	$ 1,166,023	$ 621,737
Within 1 year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	$ 1,166,023